Property, plant and equipment - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) lease_contract
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 56	€ (1,101)
Disposals, property, plant and equipment	€ 129	€ 14
Number of new lease contracts | lease_contract		2
Lease contract, Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Lease contract, extended period	4 years
Addition to annual rent expense		€ 15
Lease contract, Wattignies
Disclosure of detailed information about property, plant and equipment [line items]
Addition to annual rent expense		35
Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 1,590	515
Disposals, property, plant and equipment	212	57
Fixtures, fittings and installations | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	5	16
Disposals, property, plant and equipment	€ 0	0
Fixtures, fittings and installations | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Fixtures, fittings and installations | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Right of use – Buildings | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 1,362	418
Disposals, property, plant and equipment	139	14
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	1,390
Addition to annual rent expense	€ (25)
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Oberkampf street
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		155
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Faubourg Saint-Antoine
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		140
Right of use – Buildings | Gross book value of tangible assets | Lease contract, Alfortville
Disclosure of detailed information about property, plant and equipment [line items]
Disposals, property, plant and equipment		43
Right of use – Buildings | Gross book value of tangible assets | Lease contract, parking Villejuif
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets		30
Right of use – Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	5 years
Right of use – Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Technical equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 73	42
Disposals, property, plant and equipment	€ 0	0
Technical equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	3 years
Technical equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Office and IT equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 53	37
Disposals, property, plant and equipment	€ 35	1
Office and IT equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Office and IT equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Transport equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	0
Disposals, property, plant and equipment	€ 0	0
Transport equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Transport equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years
Right of use – Transport equipment | Gross book value of tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Increase in right-of-use assets	€ 0	0
Disposals, property, plant and equipment	€ 38	€ 41
Right of use – Transport equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	1 year
Right of use – Transport equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation periods of property, plant and equipment	10 years